Total Operating Expenses - Breakdown of Other Research and Development Costs (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Operating Expenses [Abstract]
Discovery and pre-clinicalcosts	€ 2,473	€ 5,185	€ 2,534
Clinical costs	5,919	3,409	1,883
Consumables	2,149	1,055	979
Other research and development costs	1,486	1,161	798
Total other research and development costs	€ 12,027	€ 10,810	€ 6,194